GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				0 Months Ended
	Feb. 28, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014
Business Acquisition [Line Items]
Issuance of Ordinary shares and Warrants, net (Note 10b), shares	3,162,500
Issuance of Ordinary shares, net	$ 13,696	$ 13,696	[1]
Cash payment		7,806
Allocation of net purchase price of the acquisition
Goodwill		19,377		6,168	6,121
Acquisition related costs		1,170
eGistics [Member]
Business Acquisition [Line Items]
Total consideration						17,788
Cash payment						8,022
Number of ordinary shares						2,353,310
Allocation of net purchase price of the acquisition
Net assets						2,515
Liabilities assumed						(4,694)
Intangible assets						7,002
Goodwill						13,518
Deferred tax liability						553
Total assets and liabilities acquired						17,788
eGistics [Member] | Customer Relationships [Member]
Allocation of net purchase price of the acquisition
Intangible assets						3,997
Amortization period (in years)		8 years 6 months
eGistics [Member] | Technology-Based Intangible Assets [Member]
Allocation of net purchase price of the acquisition
Intangible assets						$ 3,005
Amortization period (in years)		3 years 2 months 12 days
Over-Allotment Option [Member]
Business Acquisition [Line Items]
Issuance of Ordinary shares and Warrants, net (Note 10b), shares	412,500

[1]	Net of issuance expenses in the amount of $ 350.